Capitalization and Equity Structure (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2014	Nov. 30, 2014	Oct. 31, 2014
Capitalization and Equity Structure [Abstract]
Common stock, shares authorized	500,000,000	60,952,000
Common stock, shares issued	101,621,358	21,114,783
Common stock, shares outstanding	101,621,358	21,114,783
Preferred stock, shares authorized	10,000,000	33,523,600
Preferred stock, shares issued	0	25,923,872
Preferred stock, shares outstanding	0	25,923,872
Class of Stock [Line Items]
Stock Issued During Period Shares Conversion of Convertible Preferred Stock	26,691,084
Warrant Shares Issued	36,055,000	1,388,573				30,300,000
Gain (loss) on warrant liability	$ (16,485)	$ 186	$ 17
Proceeds from exercise of warrants, net of issuance costs	21,412
Transfer of warrant liability to equity	27,099
Warrants exercised	22,880,500
Warrants [Member]
Class of Stock [Line Items]
Exercise price						$ 2.00
Preferred stock [Member]
Class of Stock [Line Items]
Warrants exercised	767,212
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Conversion of Convertible Preferred Stock				26,691,084
Warrant Shares Issued		621,361
Exercise price	$ 1.38
Offer To Amend And Exercise [Member]
Class of Stock [Line Items]
Gain (loss) on warrant liability	16,485
Proceeds from exercise of warrants, net of issuance costs						22,756
Warrant solicitation costs						1,467
Transfer of warrant liability to equity					$ 27,099
Offer To Amend And Exercise [Member] | Warrants [Member]
Class of Stock [Line Items]
Exercise price						$ 1.00
Series A [Member]
Capitalization and Equity Structure [Abstract]
Preferred stock, shares issued		7,324,424
Preferred stock, shares outstanding		7,324,424
Class of Stock [Line Items]
Conversion ratio	1.6290
Series A-2 [Member]
Capitalization and Equity Structure [Abstract]
Preferred stock, shares issued		8,474,867
Preferred stock, shares outstanding		8,474,867
Class of Stock [Line Items]
Conversion ratio	1.9548
Series B [Member]
Capitalization and Equity Structure [Abstract]
Preferred stock, shares issued		10,124,581
Preferred stock, shares outstanding		10,124,581
Class of Stock [Line Items]
Conversion ratio	1.9548